Schedule of Investments (unaudited)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.4%
Northrop Grumman Corp., 3.25%, 08/01/23	$425	$425,000
RTX Corp., 3.70%, 12/15/23 (Call 09/15/23)	420	416,531
		841,531
Agriculture — 0.4%
Reynolds American Inc., 4.85%, 09/15/23	755	753,762

Auto Manufacturers — 6.1%
Ford Motor Credit Co. LLC
3.37%, 11/17/23(a)	5,750	5,694,743
4.38%, 08/06/23(a)	733	732,186
General Motors Financial Co. Inc., 1.70%, 08/18/23	1,875	1,871,550
Nissan Motor Acceptance Corp., 3.88%, 09/21/23(b)	500	498,225
Nissan Motor Co. Ltd., 3.04%, 09/15/23(b)	2,700	2,689,227
		11,485,931
Banks — 5.1%
Commerzbank AG, 8.13%, 09/19/23(b)	5,275	5,279,009
Cooperatieve Rabobank UA, 4.63%, 12/01/23	1,185	1,177,700
Discover Bank, 4.20%, 08/08/23	3,180	3,178,569
		9,635,278
Beverages — 0.4%
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)(a)	770	763,340

Biotechnology — 4.0%
Amgen Inc., 2.25%, 08/19/23 (Call 08/16/23)(a)	815	813,549
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 08/11/23)	3,525	3,498,281
2.50%, 09/01/23 (Call 08/31/23)(a)	810	807,975
Royalty Pharma PLC, 0.75%, 09/02/23	2,535	2,522,097
		7,641,902
Building Materials — 0.9%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	923	920,268
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	830	822,239
		1,742,507
Chemicals — 1.2%
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	2,265	2,251,501

Computers — 1.4%
Hewlett Packard Enterprise Co., 4.45%, 10/02/23 (Call 09/02/23)	2,670	2,662,337

Diversified Financial Services — 10.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	5,160	5,100,350
4.50%, 09/15/23 (Call 08/15/23)	270	269,433
Air Lease Corp., 3.00%, 09/15/23 (Call 08/31/23)	1,205	1,200,542
Aircastle Ltd., 4.40%, 09/25/23 (Call 08/25/23)	2,000	1,993,140
Ally Financial Inc., 1.45%, 10/02/23 (Call 09/02/23)	1,650	1,634,952
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 08/31/23)	800	797,608
Navient Corp., 7.25%, 09/25/23	4,939	4,941,025
OneMain Finance Corp., 8.25%, 10/01/23	2,950	2,957,994
		18,895,044
Electric — 8.1%
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 08/31/23)(a)	791	781,223
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	620	616,367
	Par
Security	(000)	Value

Electric (continued)
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 08/31/23)	$1,725	$1,696,330
Duke Energy Corp., 3.95%, 10/15/23 (Call 08/31/23)(a)	530	527,774
Eversource Energy, Series N, 3.80%, 12/01/23 (Call 11/01/23)	550	546,508
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 08/11/23)	1,605	1,584,119
3.85%, 11/15/23 (Call 08/15/23)	450	447,057
4.25%, 08/01/23	1,235	1,235,000
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 08/11/23)(a)	1,385	1,366,399
WEC Energy Group Inc., 0.55%, 09/15/23	3,235	3,211,708
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	3,275	3,240,809
		15,253,294
Food — 0.9%
Conagra Brands Inc., 0.50%, 08/11/23(a)	180	179,752
Kellogg Co., 2.65%, 12/01/23(a)	595	589,163
Kroger Co. (The), 3.85%, 08/01/23	350	350,000
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	655	652,498
		1,771,413
Gas — 0.6%
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)(a)	430	427,200
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	680	675,417
		1,102,617
Health Care - Products — 2.1%
Baxter International Inc., 0.87%, 12/01/23	2,160	2,123,690
Revvity Inc., 0.55%, 09/15/23 (Call 08/11/23)(a)	535	531,555
Stryker Corp., 0.60%, 12/01/23 (Call 08/11/23)	1,390	1,366,551
		4,021,796
Health Care - Services — 1.2%
Humana Inc., 0.65%, 08/03/23	1,450	1,450,000
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	795	790,969
		2,240,969
Home Builders — 0.5%
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	980	976,237

Insurance — 2.0%
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)(a)	657	653,097
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	815	810,273
Jackson Financial Inc., 1.13%, 11/22/23	1,500	1,476,285
Lincoln National Corp., 4.00%, 09/01/23	400	398,868
Reinsurance Group of America Inc., 4.70%, 09/15/23	530	528,988
		3,867,511
Lodging — 0.8%
Hyatt Hotels Corp., 1.30%, 10/01/23 (Call 08/16/23)	820	813,350
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	675	671,193
		1,484,543
Machinery — 0.3%
CNH Industrial NV, 4.50%, 08/15/23	505	504,697

Manufacturing — 0.1%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 08/16/23)	260	258,840

Media — 0.7%
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	1,295	1,286,790

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Packaging & Containers — 3.5%
Ball Corp., 4.00%, 11/15/23(a)	$6,740	$6,686,013

Pharmaceuticals — 7.5%
AbbVie Inc., 3.75%, 11/14/23 (Call 10/14/23)	3,450	3,429,887
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)(a)	560	556,265
Elanco Animal Health Inc., 6.02%, 08/28/23 (Call 08/07/23)(a)	3,650	3,650,219
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	1,015	1,009,052
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 08/31/23)	4,792	4,769,669
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)(a)	865	860,528
		14,275,620
Pipelines — 5.0%
Enbridge Inc.
0.55%, 10/04/23(a)	1,610	1,594,995
4.00%, 10/01/23 (Call 08/31/23)	1,930	1,921,701
Energy Transfer LP, Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,405	1,401,614
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	1,115	1,110,083
Kinder Morgan Energy Partners LP, 3.50%, 09/01/23 (Call 08/31/23)	491	489,768
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23 (Call 08/31/23)	922	917,648
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 08/31/23)	670	667,025
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)	1,265	1,259,775
		9,362,609
Real Estate — 3.6%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	6,750	6,729,750

Real Estate Investment Trusts — 3.5%
Boston Properties LP, 3.13%, 09/01/23 (Call 08/31/23)	820	816,622
Omega Healthcare Investors Inc., 4.38%, 08/01/23	440	440,000
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(b)	5,385	5,355,059
		6,611,681
Retail — 2.8%
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 08/31/23)	440	438,970
Starbucks Corp., 3.85%, 10/01/23 (Call 08/31/23)	1,215	1,210,760
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 08/11/23)	1,185	1,167,853
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)	2,525	2,511,744
		5,329,327
Semiconductors — 1.2%
Microchip Technology Inc., 2.67%, 09/01/23	2,300	2,293,146
	Par/
	Shares
Security	(000)	Value

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 08/11/23)	$351	$350,256

Software — 4.5%
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	2,560	2,548,275
Oracle Corp., 2.40%, 09/15/23 (Call 08/31/23)	3,640	3,624,603
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	1,015	1,012,310
VMware Inc., 0.60%, 08/15/23	1,400	1,397,186
		8,582,374
Telecommunications — 8.1%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,350	1,341,940
Rogers Communications Inc., 4.10%, 10/01/23 (Call 08/31/23)	3,750	3,737,250
Sprint LLC, 7.88%, 09/15/23	10,174	10,193,738
		15,272,928
Transportation — 0.4%
Ryder System Inc., 3.88%, 12/01/23 (Call 11/01/23)	695	689,697

Total Long-Term Investments — 87.5%
(Cost: $166,040,006)		165,625,241

Short-Term Securities

Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	6,115	6,117,275
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	21,110	21,110,000

Total Short-Term Securities — 14.4%
(Cost: $27,223,562)		27,227,275

Total Investments — 101.9%
(Cost: $193,263,568)		192,852,516

Liabilities in Excess of Other Assets — (1.9)%		(3,684,425)

Net Assets — 100.0%		$189,168,091

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,056,271	$—		$(16,950,152	)(a)	$6,795	$4,361	$6,117,275	6,115	$93,695	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,600,000	10,510,000	(a)	—		—	—	21,110,000	21,110	430,098		7
						$6,795	$4,361	$27,227,275		$523,793		$7

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$165,625,241	$—	$165,625,241
Short-Term Securities
Money Market Funds	27,227,275	—	—	27,227,275
	$27,227,275	$165,625,241	$—	$192,852,516

 3